CONCENTRATIONS (Details)	6 Months Ended
Dec. 31, 2015 USD ($) Customers
Concentration Risk [Line Items]
Total EMFIDS parts, raw material and packaging purchases made during the period | $	$ 570,000
Accounts Receivable [Member]
Concentration Risk [Line Items]
Number of customers in concentration	4
Accounts Receivable [Member] | Customer One Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	29.50%
Accounts Receivable [Member] | Customer Two Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	29.30%
Accounts Receivable [Member] | Customer Three Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	13.10%
Accounts Receivable [Member] | Customer Four Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	12.20%
Sales Revenue [Member]
Concentration Risk [Line Items]
Number of customers in concentration	4
Number of products in concentration	4
Sales Revenue [Member] | Non-US [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	0.30%
Sales Revenue [Member] | Customer One Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	24.50%
Sales Revenue [Member] | Customer Two Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	19.60%
Sales Revenue [Member] | Customer Three Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	13.90%
Sales Revenue [Member] | Fire Ice [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	80.20%
Sales Revenue [Member] | Soil 2 O [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	6.70%
Sales Revenue [Member] | Fire Ice Products [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	73.10%
Sales Revenue [Member] | FireIce Eductors, EMFIDS and extinguishers [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	26.90%
Sales Revenue [Member] | Soil 2 O Traditional Sales [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	36.00%
Sales Revenue [Member] | Soil 2 O Dust Control Products [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	64.00%
Sales Revenue [Member] | Customer Four Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	13.50%
Sales Revenue [Member] | Fire Ice Shield [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	2.90%
Sales Revenue [Member] | Soil 2 O Soil Cap Products [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	14.90%
Sales Revenue [Member] | Paid for Research [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	10.10%
Inventory purchases [Member]
Concentration Risk [Line Items]
Number of customers in concentration	3
Inventory purchases [Member] | Supplier One Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	20.10%
Inventory purchases [Member] | Supplier Two Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	16.10%
Inventory purchases [Member] | Supplier Three Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	14.40%
Debt Financing [Member] | President and Principal Shareholder [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	100.00%